Segmented Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Restricted cash	$ 115	$ 115
Prepaid expenses and deposits, non-current	149	198
Equipment, net	1,272	1,525
Mineral property interests	39,714	39,072
Non-current assets	41,250	40,910
Canada
Disclosure of operating segments [line items]
Restricted cash	115	115
Prepaid expenses and deposits, non-current	0	0
Equipment, net	1,202	1,428
Mineral property interests	35,145	34,931
Non-current assets	36,462	36,474
Peru
Disclosure of operating segments [line items]
Restricted cash	0	0
Prepaid expenses and deposits, non-current	149	198
Equipment, net	70	97
Mineral property interests	4,569	4,141
Non-current assets	$ 4,788	$ 4,436